Impairment (Details Narrative) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Impairment
Net impairment losses		$ 445
Impairment losses	$ 57	208	$ 83
Impairment reversal amount		12	64
Impairment reversal of property, plant and equipment		$ 13	$ 37